LEASES - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Dec. 31, 2023	Dec. 31, 2022
LEASES
Weighted average remaining lease term:- Finance leases	12 years 8 months 12 days	13 years 9 months 18 days
Weighted average remaining lease term:- Operating leases	12 years	12 years 9 months 18 days
Weighted average discount rate:- Finance leases	6.56%	6.68%
Weighted average discount rate:- Operating leases	6.16%	5.89%